Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Unrealized and realized gains and losses recognized in net income on equity securities ) (Details) - USD ($)
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments
Equity Securities	$ 6,079,000	$ 6,202,000
Summary of unrealized and realized gains and losses recognized in net income on equity securities
Net gains (losses) recognized during the period on equity securities	(123,000)	107,000	$ 158,000
Unrealized gain on equity securities with readily determinable fair values	$ (123,000)	$ 107,000	$ 158,000